INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As at December 31
	2022	2023
	RMB	RMB	USD
As of December 31:
Systems software	7,576	16,251	2,290
Customer relationship	10,240	10,240	1,442
Trademark	12,917	12,917	1,819
Less: accumulated amortization	(9,788)	(17,625)	(2,482)
Intangible assets, net	20,945	21,783	3,069
Less: net carrying amount of the discontinued operations	(15,910)	(9,774)	(1,378)
Net carrying amount of the continued operations	5,035	12,009	1,691

Amortization of intangible assets was RMB5,530 and RMB8,103 for the years ended at December 31, 2022 and 2023 respectively.